Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

Indemnification Arrangements

Consistent with standard business practices in the normal course of business, the Company enters into contracts that contain indemnities for affiliates of the Company, persons acting on behalf of the Company or such affiliates and third parties. The terms of the indemnities vary from contract to contract and the Company’s maximum exposure under these arrangements cannot be determined and has not been recorded in the consolidated statements of financial condition. As of March 31, 2021, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Litigation

From time to time, the Company is named as a defendant in legal actions in the ordinary course of business. Although there can be no assurance of the outcome of such legal actions, in the opinion of management, the Company does not have a potential liability related to any current legal proceeding or claim that would individually or in the aggregate materially affect its results of operations, financial condition or cash flows.

Promissory Note Commitment

The Company was a party to an interest bearing promissory note with one of the Owl Rock products allowing it to borrow from the Company up to an aggregate of $50 million. Interest on the promissory note matched the one paid pursuant to Revolving Credit Facility #1. The unpaid principal balance and accrued interest were payable from time to time at the discretion of the Owl Rock product but immediately due and payable upon 120 days written notice by the Company. The promissory note matured on December 31, 2020.

8.	Commitments and Contingencies

Indemnification Arrangements

Consistent with standard business practices in the normal course of business, the Company enters into contracts that contain indemnities for affiliates of the Company, persons acting on behalf of the Company or such affiliates and third parties. The terms of the indemnities vary from contract to contract and the Company’s maximum exposure under these arrangements cannot be determined and has not been recorded in the consolidated statements of financial condition. As of December 31, 2020, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Litigation

From time to time, the Company is named as a defendant in legal actions in the ordinary course of business. Although there can be no assurance of the outcome of such legal actions, in the opinion of management, the Company does not have a potential liability related to any current legal proceeding or claim that would individually or in the aggregate materially affect its results of operations, financial condition or cash flows.

Promissory Note Commitment

The Company was a party to an interest bearing promissory note with one of the Owl Rock products allowing it to borrow from the Company up to an aggregate of $50 million. Interest on the promissory note matches the one paid pursuant to Revolving Credit Facility #1. The unpaid principal balance and accrued interest are payable from time to time at the discretion of the Owl Rock product but immediately due and payable upon 120 days written notice by the Company. The promissory note matured on December 31, 2020.

Operating Leases

The Company leases two offices in New York, one office in Connecticut, one office in California and one office in London, England pursuant to current lease agreements expiring through 2031. The Company has the option to extend the term of the lease for the Connecticut and California office spaces for five years from the current 2023 and 2024 expiration dates, respectively. No such option exists for the two New York office leases. The leases include escalation clauses and require the Company to pay for utilities, taxes and maintenance expenses. Lease expense was $4.5 million, $3.8 million and $2.1 million for the years ended December 31, 2020, 2019 and 2018, respectively, and is included in general, administrative and other expenses within the consolidated statements of operations.

As of December 31, 2020, aggregate estimated minimum lease commitments under the Company’s operating leases were as follows:

Year Ended December 31,	Amount
2021	$5,882
2022	8,354
2023	8,101
2024	6,000
2025	5,923
Thereafter	37,061

Total	$71,321